INTEREST EXPENSE (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of interest expenses [Abstract]
Disclosure of detailed information for interest expense [Text Block]
	2020	2019	2018
	US$’000	US$’000	US$’000

Interest on bank loans	8,831	7,832	6,139
Interest on non-bank loan	2,797	-	-
Amortisation of upfront fees on bank loans	1,909	448	220
Guarantee fees to related parties (Note 5)	-	-	54
Other finance cost	884	194	104
Interest on lease liabilities	2,517	3,442	-
	16,938	11,916	6,517